Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
		Apr. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Beginning balance value		$ (35,202,278)	$ (26,176,943)	$ (34,242,368)	$ (34,242,368)	$ (31,537,597)
Stock-based compensation			233,668	145,186	700,737	1,309,024
Compensation options			111,971		264,435
Stock subscription received for units				1,775,790
Shares issued for interest payable			1,618,827		1,400,174
Shares issued for warrant exercise			907,091
Special warrants			1,484,788
Shares issued for RSUs vested
Non brokered shares issued for C$0.30					352,855
Special warrant shares issued for C$0.30					9,083,757
Contractor shares issued for C$0.30					290,000
Shares issued for Process plant purchase					1,970,264
Issue costs					(902,427)	(154,630)
Warrant valuation					(6,246,848)	(3,813,103)
Gain on fair value from change in credit risk			807,012		253,875
Net income (loss)			1,791,149	(2,880,886)	898,591	(6,402,277)
Shares issued at $0.32 per share	[1]					6,168,069
Shares issued @ $0.32 per share, shares		1,315,856
Shares issued for debt settlement at $0.45 per share	[2]					188,146
Ending balance value			(19,222,437)	(35,202,278)	(26,176,943)	(34,242,368)
Common Stock [Member]
Beginning balance value		$ 164	$ 228	$ 164	$ 164	$ 143
Beginning balance, shares		164,435,826	229,501,661	164,435,826	164,435,826	143,117,452
Stock-based compensation
Compensation options
Stock subscription received for units
Shares issued for interest payable			$ 16		$ 12
Shares issued for interest payable, shares			16,180,846		11,544,279
Shares issued for warrant exercise			$ 11
Shares issued for warrant exercise, shares			10,416,667
Special warrants
Shares issued for RSUs vested					$ 2	$ 1
Shares issued for RSUs vested, shares					2,565,900	1,324,294
Non brokered shares issued for C$0.30					$ 1
Non brokered shares issued for C$0.30					1,471,664
Special warrant shares issued for C$0.30					$ 38
Special warrant shares issued for $0.30 CAD, shares					37,849,325
Contractor shares issued for C$0.30					$ 1
Contractor shares issued for $0.30 CAD, shares					1,218,000
Shares issued for Process plant purchase					$ 10
Shares issued for Process plant purchase, shares					10,416,667
Issue costs
Warrant valuation
Gain on fair value from change in credit risk
Net income (loss)
Shares issued at $0.32 per share	[1]					$ 20
Shares issued @ $0.32 per share, shares	[1]					19,576,360
Shares issued for debt settlement at $0.45 per share	[2]
Shares issued for debt settlement at $0.45 per share, shares	[2]					417,720
Ending balance value			$ 255	$ 164	$ 228	$ 164
Ending balance, shares			256,099,174	164,435,826	229,501,661	164,435,826
Additional Paid-in Capital [Member]
Beginning balance value		$ 38,393,804	$ 45,161,513	$ 38,248,618	$ 38,248,618	$ 34,551,133
Stock-based compensation			233,668	145,186	700,737	1,309,024
Compensation options			111,971		264,435
Stock subscription received for units
Shares issued for interest payable			1,618,811		1,400,174
Shares issued for warrant exercise			907,080
Special warrants
Shares issued for RSUs vested					(2)	(1)
Non brokered shares issued for C$0.30					352,854
Special warrant shares issued for C$0.30					9,083,719
Contractor shares issued for C$0.30					289,999
Shares issued for Process plant purchase					1,970,254
Issue costs					(902,427)	(154,630)
Warrant valuation					(6,246,848)	(3,813,103)
Gain on fair value from change in credit risk
Net income (loss)
Shares issued at $0.32 per share	[1]					6,168,049
Shares issued for debt settlement at $0.45 per share	[2]					188,146
Ending balance value			48,033,043	38,393,804	45,161,513	38,248,618
AOCI Attributable to Parent [Member]
Beginning balance value			253,875
Stock-based compensation
Compensation options
Stock subscription received for units
Shares issued for interest payable
Shares issued for warrant exercise
Special warrants
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Special warrant shares issued for C$0.30
Contractor shares issued for C$0.30
Shares issued for Process plant purchase
Issue costs
Warrant valuation
Gain on fair value from change in credit risk			807,012		253,875
Net income (loss)
Shares issued at $0.32 per share	[1]
Shares issued for debt settlement at $0.45 per share	[2]
Ending balance value			1,060,887		253,875
Retained Earnings [Member]
Beginning balance value		(75,372,036)	(71,592,559)	(72,491,150)	(72,491,150)	(66,088,873)
Stock-based compensation
Compensation options
Stock subscription received for units
Shares issued for interest payable
Shares issued for warrant exercise
Special warrants
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Special warrant shares issued for C$0.30
Contractor shares issued for C$0.30
Shares issued for Process plant purchase
Issue costs
Warrant valuation
Gain on fair value from change in credit risk
Net income (loss)			1,791,149	(2,880,886)	898,591	(6,402,277)
Shares issued at $0.32 per share	[1]
Shares issued for debt settlement at $0.45 per share	[2]
Ending balance value			(69,801,410)	(75,372,036)	(71,592,559)	(72,491,150)
Stock Subscriptions Payable [Member]
Beginning balance value		1,775,790
Stock-based compensation
Compensation options
Stock subscription received for units				1,775,790
Shares issued for interest payable
Shares issued for warrant exercise
Special warrants
Gain on fair value from change in credit risk
Net income (loss)
Ending balance value				1,775,790
Warrant [Member]
Beginning balance value
Stock-based compensation
Compensation options
Stock subscription received for units
Shares issued for interest payable
Shares issued for warrant exercise
Special warrants			1,484,788
Gain on fair value from change in credit risk
Net income (loss)
Ending balance value			$ 1,484,788

[1]	Units issued at C$0.40, converted to US at $0.32 (note 11)
[2]	Units issued at C$0.57, converted to US at $0.45 (note 11)